INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories are comprised of the following:

	June 30,	December 31,
	2019	2018

Raw materials, parts and supplies	$7,080	$5,885
Work in progress and assembled raw materials	12,898	10,548
Finished products	6,246	4,676

	$26,224	$21,109